INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (benefit):
Local		$ 3,622
Foreign (see E below)	[1]	6,070	5,948	(8,473)
Deferred tax expense (benefit):
Local		(82,370)
Foreign	[1]	(27,210)	(4,516)	(3,805)
Income tax expense (benefit)		$ (99,888)	$ 1,432	$ (12,278)

[1]	Foreign are provisions related to Tower's Japanese and US subsidiaries.